Leases, Operating Leases (Q3) (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) Option	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) Option	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Option	Dec. 31, 2018 USD ($)
Operating Lease [Abstract]
Number of options to extend | Option	1		1		1
Operating lease, extension term	5 years		5 years		5 years
ROU asset	$ 326		$ 326		$ 727
Operating lease liability	332		332		735
Operating lease expense	$ 121	$ 123	$ 363	$ 368	$ 600	$ 593